Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company’s Sponsor and Anchor Investors purchased an aggregate of 8,600,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant in a private placement. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share. The Private Placement Warrants were sold in a private placement consisting of the following amounts: (i) the Sponsor, 5,600,000 warrants (which can increase to 6,500,000 warrants if the Over-Allotment Option is exercised in full) for $5,600,000 in aggregate (which can increase to $6,500,000 if the Over-Allotment Option is exercised in full) and (ii) Anchor Investors, 3,000,000 warrants for $3,000,000 in aggregate. An amount of $6,000,000 of proceeds from the sale of the Private Placement Warrants was added to the Trust Account and an amount of $2,600,000 was deposited into the Company’s operating account. There will be no redemption rights with respect to the Private Placement Warrants if the Company does not complete a Business Combination within the Combination Period.

Simultaneously with the partial exercise of the Over-Allotment Option, the Company sold an additional 750,000 Private Placement Warrants to the Sponsor, generating gross proceeds to the Company of $750,000, which was added to the Trust Account.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company’s Sponsor and Anchor Investors purchased an aggregate of 8,600,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant in a private placement. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share. The Private Placement Warrants were sold in a private placement consisting of the following amounts: (i) the Sponsor, 5,600,000 warrants (which can increase to 6,500,000 warrants if the Over-Allotment Option is exercised in full) for $5,600,000 in aggregate (which can increase to $6,500,000 if the Over-Allotment Option is exercised in full) and (ii) Anchor Investors, 3,000,000 warrants for $3,000,000 in aggregate. An amount of $6,000,000 of proceeds from the sale of the Private Placement Warrants was added to the Trust Account and an amount of $2,600,000 was deposited into the Company’s operating account. There will be no redemption rights with respect to the Private Placement Warrants if the Company does not complete a Business Combination within the Combination Period.

Simultaneously with the partial exercise of the Over-Allotment Option, the Company sold an additional 750,000 Private Placement Warrants to the Sponsor, generating gross proceeds to the Company of $750,000, which was added to the Trust Account.